Junior Subordinated Debentures Held By Trusts That Issued Capital Debt (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Capital Securities [Member]
Junior Subordinated Debentures held by trusts that issued capital debt
Stated Value	$ 90,000
Capital Securities [Member] | Sun Capital Trust V [Member]
Junior Subordinated Debentures held by trusts that issued capital debt
Issuance Date	Dec. 18, 2003
Stated Value	15,000
Distribution Rate	3-mo LIBOR plus 2.80%
Capital Securities [Member] | Sun Capital Trust VI [Member]
Junior Subordinated Debentures held by trusts that issued capital debt
Issuance Date	Dec. 19, 2003
Stated Value	25,000
Distribution Rate	3-mo LIBOR plus 2.80%
Capital Securities [Member] | Sun Statutory Trust VII [Member]
Junior Subordinated Debentures held by trusts that issued capital debt
Issuance Date	Jan. 17, 2006
Stated Value	30,000
Distribution Rate	3-mo LIBOR plus 1.35%
Capital Securities [Member] | Sun Capital Trust VII [Member]
Junior Subordinated Debentures held by trusts that issued capital debt
Issuance Date	Apr. 19, 2007
Stated Value	10,000
Distribution Rate	6.428% Fixed
Capital Securities [Member] | Sun Capital Trust VIII [Member]
Junior Subordinated Debentures held by trusts that issued capital debt
Issuance Date	Jul. 05, 2007
Stated Value	10,000
Distribution Rate	3-mo LIBOR plus 1.39%
Junior Subordinated Debentures [Member]
Junior Subordinated Debentures held by trusts that issued capital debt
Principal Amount	92,786
Junior Subordinated Debentures [Member] | Sun Capital Trust V [Member]
Junior Subordinated Debentures held by trusts that issued capital debt
Principal Amount	15,464
Maturity	Dec. 30, 2033
Redeemable Beginning	Dec. 30, 2008
Junior Subordinated Debentures [Member] | Sun Capital Trust VI [Member]
Junior Subordinated Debentures held by trusts that issued capital debt
Principal Amount	25,774
Maturity	Jan. 23, 2034
Redeemable Beginning	Jan. 23, 2009
Junior Subordinated Debentures [Member] | Sun Statutory Trust VII [Member]
Junior Subordinated Debentures held by trusts that issued capital debt
Principal Amount	30,928
Maturity	Mar. 15, 2036
Redeemable Beginning	Mar. 15, 2011
Junior Subordinated Debentures [Member] | Sun Capital Trust VII [Member]
Junior Subordinated Debentures held by trusts that issued capital debt
Principal Amount	10,310
Maturity	Jun. 30, 2037
Redeemable Beginning	Jun. 30, 2012
Junior Subordinated Debentures [Member] | Sun Capital Trust VIII [Member]
Junior Subordinated Debentures held by trusts that issued capital debt
Principal Amount	$ 10,310
Maturity	Oct. 01, 2037
Redeemable Beginning	Oct. 01, 2012